Earnings per Share (Tables)	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share

The following table shows the amounts used in computing the Company’s basic and diluted earnings per share. As of the three and nine months ended September 30, 2014, there is no dilution to earnings per share.

	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2014
Numerator for loss per share – basic and diluted
Net loss	$(2,373,873)	$(3,237,974)
Less: Net loss attributable to noncontrolling interests in properties	(87,296)	(8,326)
Less: Net loss attributable to Predecessor	—	(1,973,197)
Less: Net loss attributable to Operating Partnership unitholders’ noncontrolling interests	693,971	1,508,097

Numerator for loss per share – basic and diluted	$(1,767,198)	$(3,711,400)

Denominator for loss per share – basic and diluted	8,192,915	8,133,940

Basic and diluted loss per share	$(0.22)	$(0.46)